Convertible Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Debt Disclosure [Abstract]
Schedule of key assumptions used to value the convertible notes

	March 31, 2026	September 30, 2025
Stock Price	$4.74	$9.53
Equity Volatility	59%	52%
Discount Rate	45%	41%
Risk free rate of return	3.67-3.68%	3.70%
Term to maturity (years)	0.32-0.45	0.82

Stock Price	$9.53
Equity Volatility	52.0%
Discount Rate	41.0%
Risk free rate of return	3.70%
Term to maturity (years)	0.82

The following table presents changes of the convertible notes with significant unobservable inputs (Level 3) as of September 30, 2025:

Convertible Debentures
Balance at October 1, 2024	$—
Proceeds received	4,700,000
Change in fair value	(147,347)
Balance at September 30, 2025 at fair value	$4,552,653

July notes (at amortized cost)	308,737
Convertible notes payable	$4,861,390

Schedule of changes of the convertible notes

Convertible Debentures
Balance at October 1, 2024	$—
Proceeds received	4,700,000
Change in fair value	(147,347)
Balance at September 30, 2025 at fair value	$4,552,653

July notes (at amortized cost)	308,737
Convertible notes payable	$4,861,390

Schedule of unobservable inputs of convertible notes

Convertible Notes
Convertible Notes balance at September 30, 2025	$4,552,653
Change in fair value	286,680
Convertible Notes balance at December 31, 2025	4,839,333
Change in fair value	(7,634)
Convertible Notes balance at March 31, 2026	$4,831,699

Schedule of balance of the convertible notes with significant unobservable inputs

	March 31, 2026	September 30, 2025
Convertible notes (at fair value)	$4,831,699	$4,552,653
July Notes (at amortized cost)	43,795	308,737
October Note (at amortized cost)	111,871	—
November Note (at amortized cost)	324,174	—
January 2026 Note (at amortized cost))	314,344	—
Balance, Convertible notes payable	$5,625,883	$4,861,390